Prospectus Supplement — Dated Feb. 28, 2011*

Fund Name (date)	Prospectus Form #

Seligman Global Technology Portfolio (April 30, 2010)	SL-9916-99 A

The information under the caption “Fund Management” in the Summary of the Fund section has been superseded and replaced with the following:

Portfolio Manager	Title	Managed Fund Since

Richard M. Parower	Portfolio Manager	2002
Paul H. Wick	Co-Portfolio Manager	2006
Ajay Diwan	Co-Portfolio Manager	2005
Benjamin Lu	Co-Portfolio Manager	2006

The rest of this section remains the same.

The portfolio manager information under the caption “Fund Management and Compensation” in the More Information about the Fund section has been superseded and replaced with the following:

Portfolio Manager(s).  The Fund is managed by the Columbia Seligman Technology Team at Columbia Management. The portfolio managers responsible for the day-to-day management of the Fund are:

Richard M. Parower, CFA, Portfolio Manager

•	Managed the Fund since 2002.

•	Prior to the investment manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman, the Fund’s predecessor investment manager) in Nov. 2008, Mr. Parower was a Managing Director of Seligman.

•	Joined Seligman in 2000.

•	Began investment career in 1988.

•	BA, Washington University; MBA, Columbia University.

Paul H. Wick, Co-Portfolio Manager

•	Managed the Fund since 2006.

•	Mr. Wick provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the semiconductor and electronics capital equipment sectors.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Wick was a Managing Director of Seligman.

•	Joined Seligman in 1987.

•	Began investment career in 1987.

•	BA, Duke; MBA, Duke/Fuqua.

Ajay Diwan, Co-Portfolio Manager

•	Managed the Fund since 2005.

•	Mr. Diwan provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the communications equipment, data storage, payment processing industries.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Diwan was a Managing Director of Seligman.

•	Joined Seligman in 2001.

•	Began investment career in 1992.

•	BS, Case Western Reserve University; MBA, Columbia University.

SL-9916-1 A (2/11)

* Valid until next prospectus update.

Benjamin Lu, Co-Portfolio Manager

•	Managed the Fund since 2006.

•	Mr. Lu provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the Asia technology sector as well as the U.S. electronic manufacturing services and electronic components sectors.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Lu was a Portfolio Manager of Seligman.

•	Joined Seligman in 2005.

•	Began investment career in 2005.

The rest of this section remains the same.

SL-9916-1 A (2/11)